Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liabilities [Abstract]
Contract liabilities	$ 696	$ 1,034
Total	$ 696	$ 1,034